                                     PART A

                         THE FIXED AND VARIABLE ANNUITY

                                    issued by

                   METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                       and

                       METLIFE INVESTORS INSURANCE COMPANY

This prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors Insurance Company (MetLife Investors, we or us). Currently, the contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.

The annuity contract has many investment choices -- a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and the available investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted). CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME.

CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM Variable Insurance Funds (Series I):
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund

AllianceBernstein Variable Products Series Fund, Inc. (Class A):
     AllianceBernstein Real Estate Investment Portfolio

Fidelity Variable Insurance Products (Service Class 2):
     VIP Equity-Income Portfolio
     VIP Growth Portfolio
     VIP High Income Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 1):
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund

Met Investors Series Trust (Class A or Class B (as noted)):
     Janus Aggressive Growth Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     MFS(R)Research International Portfolio
     Oppenheimer Capital Appreciation Portfolio
     PIMCO Total Return Portfolio
     Met/Putnam Capital Opportunities Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio (Class B)
     Third Avenue Small Cap Value Portfolio (Class B)

Metropolitan Series Fund, Inc.:
     Capital Guardian U.S. Equity Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)
     Franklin Templeton Small Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Salomon Brothers Strategic Bond Opportunities Portfolio (Class A) State Street Research Aurora Portfolio (Class B)
     State Street Research Bond Income Portfolio (Class A)
     State Street Research Money Market Portfolio (Class A)
     T. Rowe Price Large Cap Growth Portfolio (Class A)
     T. Rowe Price Small Cap Growth Portfolio (Class A)

MFS(R) Variable Insurance Trust (Initial Class):
     MFS(R) High Income Series
     MFS(R) Investors Trust Series
     MFS(R) New Discovery Series

PIMCO Variable Insurance Trust (Administrative Class):
     PIMCO VIT High Yield Portfolio
     PIMCO VIT Low Duration Portfolio
     PIMCO VIT StocksPLUS Growth and Income Portfolio
     PIMCO VIT Total Return Portfolio

Putnam Variable Trust (Class IA):
     Putnam VT Growth and Income Fund
     Putnam VT International Equity Fund
     Putnam VT Vista Fund

Russell Investment Funds (Class A):
     Aggressive Equity Fund
     Core Bond Fund
     Multi-Style Equity Fund
     Non-U.S. Fund
     Real Estate Securities Fund

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2004. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901

The contracts:

o        are not bank deposits
o        are not FDIC insured
o        are not insured by any federal government agency
o        are not guaranteed by any bank or credit union
o        may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2004

TABLE OF CONTENTS                                         Page

INDEX OF SPECIAL TERMS

SUMMARY

FEE TABLE

EXAMPLES

1. THE ANNUITY CONTRACT

2. ANNUITY PAYMENTS (THE INCOME PHASE)
     Annuity Date
     Annuity Payments
     Annuity Options

3. PURCHASE
     Purchase Payments
     Allocation of Purchase Payments
     Accumulation Units

4. INVESTMENT OPTIONS
     Transfers
     Market Timing
     Dollar Cost Averaging Program
     Automatic Rebalancing Program
     Approved Asset Allocation Programs
     Voting Rights
     Substitution

5. EXPENSES
     Insurance Charges
     Contract Maintenance Charge
     Withdrawal Charge
     Reduction or Elimination of the Withdrawal Charge
     Premium Taxes
     Transfer Fee
     Income Taxes
     Investment Portfolio Expenses

6. ACCESS TO YOUR MONEY
     Systematic Withdrawal Program
     Suspension of Payments or Transfers

7. PERFORMANCE

8. DEATH BENEFIT
     Upon Your Death
     Spousal Continuation
     Death of Annuitant
     Controlled Payout

9. FEDERAL INCOME TAX STATUS
     Taxation of Non-Qualified Contracts
     Taxation of Qualified Contracts
     Foreign Tax Credits
     Possible Tax Law Changes

10. OTHER INFORMATION
     MetLife Investors
     The Separate Account
     Distributor
     Selling Firms
     Ownership
     Beneficiary
     Assignment
     Financial Statements

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION

APPENDIX A
    Condensed Financial Information

APPENDIX B
    Participating Investment Portfolios

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                          Page

Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Fixed Account
Income Phase
Investment Portfolios
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral

SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.

THE ANNUITY CONTRACT. The fixed and variable annuity contract issued by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. New contracts are no longer offered by MetLife Investors.

This contract offers investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. See Appendix B for a list of the portfolios available with your contract.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

You can put money in up to 15 of the investment portfolios and the fixed account. (If you are participating in an asset allocation program, this limit may not apply.) Except as otherwise limited by MetLife Investors (see "Investment Options - Market Timing"), you can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

ANNUITY PAYMENTS (THE INCOME PHASE). If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

PURCHASE. Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.

INVESTMENT OPTIONS. You can put your money in the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

EXPENSES. The contract has insurance features and investment features, and there are costs related to each.

o Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

o MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

o If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, MetLife Investors will assess a state premium tax charge, if applicable, which ranges from 0% - 3.5% depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which currently range from 0.40% to 1.57% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.

ACCESS TO YOUR MONEY. You can take money out at any time during the accumulation phase. After the first contract year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

OTHER INFORMATION. No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

TAXES. Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

INQUIRIES. If you need more information, please contact the Annuity Service Center at:

MetLife Investors Distribution Company
P.O. Box 10366
Des Moines, IA 50306-0366
(800) 343-8496

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES TABLE

WITHDRAWAL CHARGE (Note 1)                     5%
   (as a percentage of purchase payments

TRANSFER FEE (Note 2)                         $0  (First 12 per year)
                                              Thereafter $25 or 2% of transfer,
                                                  whichever is less

Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is no charge for withdrawal of that purchase payment. See "Expenses - Withdrawal Charge" for 10% free withdrawal amount.

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the lesser of $25 of 2% of the transfer. MetLife Investors will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging, automatic rebalancing or approved asset allocation programs.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

PERIODIC FEES AND EXPENSES TABLE

CONTRACT MAINTENANCE CHARGE (Note 1)                                         $30

SEPARATE ACCOUNT ANNUAL EXPENSES (referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)

  Mortality and Expense Charge                               1.25%
  Administration Expense Charge                              0.15%
  Total Separate Account Product Charges                     1.40%

Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment                         Minimum             Maximum
Portfolio Operating Expenses                    -------             -------
(expenses that are deducted from                 0.40%               1.57%
Investment Portfolio assets, including
management fees, 12b-1/Service fees, and other expenses)


INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                            ALLIANCE-
                                                            BERSTEIN    Alliance-   FIDELITY
                        AIM                       AIM V.I.  VARIABLE    Berstein    VARIABLE
                        VARIABLE    AIM V.I.      Inter-    PRODUCTS    Real        INSURANCE  VIP                   VIP
                        INSURANCE   Capital       national  SERIES      Estate      PRODUCTS   Equity-    VIP        High
                        FUNDS       Appreciation  Growth    FUND, INC.  Investment  (SERVICE   Income     Growth     Income
                        (SERIES I)  Fund          Fund      (CLASS A)   Portfolio   CLASS 2)   Portfolio  Portfolio  Portfolio
                        ----------  ----          ----      ---------   ---------   --------   ---------  ---------  ---------
Management Fees                     0.61%         0.75%                 0.90%                  0.48%      0.58%      0.58%

12b-1/Service Fees                  0.00%         0.00%                 0.00%                  0.25%      0.25%      0.25%

Other Expenses(1)                   0.24%         0.35%                 0.34%                  0.09%      0.09%      0.12%

Total Annual
Portfolio Expenses                  0.85%         1.10%                 1.24%                  0.82%      0.92%      0.95%
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NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS (as a percentage of the average daily net assets of an investment portfolio)

Net Total
  Portfolio Expense                                                     0.89%
Voluntary                                                                  x
Contractual
Termination of
  Contract

The Net Total Annual Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2003 under which investment advisers or managers of investment portfolios have reimbursed and/or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2004, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2003.

NOTE 2. Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payment of portfolio expenses. The amounts repaid per portfolio are: 0.03% for the Lord Abbett Bond Debenture Portfolio; 0.01% for the Lord Abbett Mid-Cap Value Portfolio; 0.02% for the PIMCO Total Return Portfolio; 0.02% for the T. Rowe Price Mid-Cap Growth Portfolio; and 0.05% for the Third Avenue Small Cap Value Portfolio.

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                        FRANKLIN                           MET
                        TEMPLETON                          INVESTORS
                        VARIABLE   Templeton               SERIES                   J.P.       J.P.       Lord       Lord
                        INSURANCE  Developing  Templeton   TRUST        Janus       Morgan     Morgan     Abbett     Abbett
                        PRODUCTS   Markets     Foreign     (CLASS A     Aggressive  Quality    Select     Bond       Growth and
                        TRUST      Securities  Securities  OR CLASS B   Growth      Bond       Equity     Debenture  Income
                        (CLASS 1)  Fund        Fund        (AS NOTED))  Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                        ---------  ----        ----        -----------  ---------   ---------  ---------  ---------  ---------
Management Fees                    1.25%       0.69%                    0.78%       0.52%      0.62%      0.60%      0.56%

12b-1/Service Fees                 0.00%       0.00%                    0.00%       0.00%      0.00%      0.00%      0.00%

Other Expenses(1)                  0.30%       0.22%                    0.12%       0.15%      0.14%      0.10%      0.06%

Total Annual
Portfolio Expenses                 1.55%       0.91%                    0.90%       0.67%      0.76%      0.70%      0.62%
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NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS (as a percentage of the average daily net assets of an investment portfolio)

Net Total
  Portfolio Expense                            0.87%                    0.89%
Voluntary                                         x                        x
Contractual
Termination of
  Contract

The Net Total Annual Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2003 under which investment advisers or managers of investment portfolios have reimbursed and/or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2004, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2003.

NOTE 2. Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payment of portfolio expenses. The amounts repaid per portfolio are: 0.03% for the Lord Abbett Bond Debenture Portfolio; 0.01% for the Lord Abbett Mid-Cap Value Portfolio; 0.02% for the PIMCO Total Return Portfolio; 0.02% for the T. Rowe Price Mid-Cap Growth Portfolio; and 0.05% for the Third Avenue Small Cap Value Portfolio.

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                        Lord                                                                  T. Rowe    Third
                        Abbett     Lord       MFS(R)                              Met/Putnam  Price      Avenue
                        Growth     Abbett     Research   Oppenheimer   PIMCO      Capital     Mid-Cap    Small Cap
                        Oppor-     Mid-Cap    Inter-     Capital       Total      Oppor-      Growth     Value
                        tunities   Value      national   Appreciation  Return     tunities    Portfolio  Portfolio
                        Portfolio  Portfolio  Portfolio  Portfolio     Portfolio  Portfolio   (Class B)  (Class B)
                        ---------  ---------  ---------  ---------     ---------  ---------   ---------  ---------
Management Fees         0.70%      0.70%      0.80%      0.63%         0.50%      0.85%       0.75%      0.75%

12b-1/Service Fees      0.00%      0.00%      0.00%      0.00%         0.00%      0.00%       0.25%      0.25%

Other Expenses(1)       0.34%      0.13%      0.31%      0.12%         0.09%      0.40%       0.18%      0.18%

Total Annual
Portfolio Expenses      1.04%      0.83%      1.11%      0.75%         0.59%      1.25%       1.18%      1.18%
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NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS (as a percentage of the average daily net assets of an investment portfolio)

Net Total
 Portfolio Expense      0.90%                 1.09%      0.72%
Voluntary
Contractual                x                     x          x
Termination of
 Contract             4/30/05               4/30/05    4/30/05

The Net Total Annual Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2003 under which investment advisers or managers of investment portfolios have reimbursed and/or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2004, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2003.
NOTE 2. Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payment of portfolio expenses. The amounts repaid per portfolio are: 0.03% for the Lord Abbett Bond Debenture Portfolio; 0.01% for the Lord Abbett Mid-Cap Value Portfolio; 0.02% for the PIMCO Total Return Portfolio; 0.02% for the T. Rowe Price Mid-Cap Growth Portfolio; and 0.05% for the Third Avenue Small Cap Value Portfolio.

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                                                                                    Salomon
                                                                                    Brothers              State      State
                                                              Franklin              Strategic  State      Street     Street
                                      Capital      Davis      Templeton             Bond       Street     Research   Research
                                      Guardian     Venture    Small Cap  Jennison   Oppor-     Research   Bond       Money
                        METROPOLITAN  U.S. Equity  Value      Growth     Growth     tunities   Aurora     Income     Market
                        SERIES        Portfolio    Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
                        FUND, INC.    (Class B)    (Class E)  (Class B)  (Class B)  (Class A)  (Class B)  (Class A)  (Class A)
                        ----------    ---------    ---------  ---------  ---------  ---------  ---------  ---------  ---------
Management Fees                       0.68%        0.74%      0.90%      0.67%       0.65%     0.85%      0.40%      0.35%

12b-1/Service Fees                    0.25%        0.15%      0.25%      0.25%       0.00%     0.25%      0.00%      0.00%

Other Expenses(1)                     0.08%        0.05%      0.42%      0.06%       0.16%     0.08%      0.07%      0.05%

Total Annual
Portfolio Expenses                    1.01%        0.94%      1.57%      0.98%       0.81%     1.18%      0.47%      0.40%
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NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS (as a percentage of the average daily net assets of an investment portfolio)

Net Total
 Portfolio Expense                                            1.40%
Voluntary
Contractual                                                      x
Termination of
 Contract                                                   4/30/05

The Net Total Annual Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2003 under which investment advisers or managers of investment portfolios have reimbursed and/or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2004, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2003.

NOTE 2. Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payment of portfolio expenses. The amounts repaid per portfolio are: 0.03% for the Lord Abbett Bond Debenture Portfolio; 0.01% for the Lord Abbett Mid-Cap Value Portfolio; 0.02% for the PIMCO Total Return Portfolio; 0.02% for the T. Rowe Price Mid-Cap Growth Portfolio; and 0.05% for the Third Avenue Small Cap Value Portfolio.

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                                                                                       PIMCO
                        T. Rowe    T. Rowe    MFS(R)                                   VARIABLE                         PIMCO
                        Price      Price      VARIABLE                                 INSURANCE                        VIT
                        Large Cap  Small Cap  INSURANCE  MFS(R)  MFS(R)     MFS(R)     TRUST      PIMCO      PIMCO      StocksPLUS
                        Growth     Growth     TRUST      High    Investors  New        (ADMINIS-  VIT High   VIT Low    Growth and
                        Portfolio  Portfolio  (INITIAL   Income  Trust      Discovery  TRATIVE    Yield      Duration   Income
                        (Class A)  (Class A)  CLASS)     Series  Series     Series     CLASS)     Portfolio  Portfolio  Portfolio
                        ---------  ---------  ------     ------  ------     ------     ------     ---------  ---------  ---------
Management Fees         0.63%      0.52%                 0.75%   0.75%      0.90%                 0.25%      0.25%      0.40%

12b-1/Service Fees      0.00%      0.00%                 0.00%   0.00%      0.00%                 0.00%      0.00%      0.00%

Other Expenses(1)       0.16%      0.11%                 0.15%   0.12%      0.14%                 0.50%      0.40%      0.25%

Total Annual
Portfolio Expenses      0.79%      0.63%                 0.90%   0.87%      1.04%                 0.75%      0.65%      0.65%
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NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS (as a percentage of the average daily net assets of an investment portfolio)

Net Total
 Portfolio Expense
Voluntary
Contractual
Termination of
 Contract

The Net Total Annual Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2003 under which investment advisers or managers of investment portfolios have reimbursed and/or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2004, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2003.

NOTE 2. Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payment of portfolio expenses. The amounts repaid per portfolio are: 0.03% for the Lord Abbett Bond Debenture Portfolio; 0.01% for the Lord Abbett Mid-Cap Value Portfolio; 0.02% for the PIMCO Total Return Portfolio; 0.02% for the T. Rowe Price Mid-Cap Growth Portfolio; and 0.05% for the Third Avenue Small Cap Value Portfolio.

continued below:
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continued from above:


                                                           Putnam
                        PIMCO                              VT                                               Multi-
                        VIT        PUTNAM      Putnam VT   Inter-    Putnam               Aggres-           Style         Real
                        Total      VARIABLE    Growth and  national  VT       RUSSELL     sive      Core    Equity  Non-  Estate
                        Return     TRUST       Income      Equity    Vista    INVESTMENT  Equity    Bond    Bond    U.S.  Securities
                        Portfolio  (CLASS IA)  Fund        Fund      Fund     FUNDS       Fund      Fund    Fund    Fund  Fund
                        ---------  ----------  ----        ----      ----     -----       ----      ----    ----    ----  ----
Management Fees         0.25%                  0.48%       0.76%     0.65%                0.95%     0.60%   0.78%   0.95% 0.85%

12b-1/Service Fees      0.00%                  0.00%       0.00%     0.00%                0.00%     0.00%   0.00%   0.00% 0.00%

Other Expenses(1)       0.40%                  0.05%       0.18%     0.11%                0.31%     0.16%   0.16%   0.38% 0.09%

Total Annual
Portfolio Expenses      0.65%                  0.53%       0.94%     0.76%                1.26%     0.76%   0.94%   1.33% 0.94%
------------------------------------------------------------------------------------------------------------------------------------

NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR
WAIVERS (as a percentage of the average daily net assets of an investment portfolio)

Net Total
 Portfolio Expense                                                                        1.05%     0.70%   0.87%   1.15%
Voluntary
Contractual                                                                                  x         x       x       x
Termination of
 Contract                                                                               4/30/05   4/30/05 4/30/05 4/30/05


The Net Total Annual Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2003 under which investment advisers or managers of investment portfolios have reimbursed and/or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2004, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2003.

NOTE 2. Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payment of portfolio expenses. The amounts repaid per portfolio are: 0.03% for the Lord Abbett Bond Debenture Portfolio; 0.01% for the Lord Abbett Mid-Cap Value Portfolio; 0.02% for the PIMCO Total Return Portfolio; 0.02% for the T. Rowe Price Mid-Cap Growth Portfolio; and 0.05% for the Third Avenue Small Cap Value Portfolio.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

       TIME          TIME            TIME            TIME
      1 YEAR        3 YEAR          5 YEAR         10 YEAR

(a)   804.14   (a)  1,379.71   (a)  2,029.08   (a)  3,312.58
(b)   687.14   (b)  1,028.90   (b)  1,445.18   (b)  2,153.50

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

       TIME         TIME           TIME             TIME
      1 YEAR       3 YEAR         5 YEAR          10 YEAR

(a)   304.14   (a)   929.71    (a)  1,579.08   (a)  3,312.58
(b)   187.14   (b)   578.90    (b)    995.18   (b)  2,153.50

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1. THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors. Currently, MetLife Investors is not offering this contract for new sales. However, you can continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.

The contract also contains a fixed account. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

2. ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,
o    the investment portfolio(s), or
o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife Investors may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. If the annuitant dies after the first payment and before the second payment, then we will make only one payment.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. See "Federal Income Tax Status." We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

3. PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The maximum aggregate purchase payments we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to during the accumulation phase. MetLife Investors reserves the right to reject any purchase payment (except in New Jersey).

Allocation of Purchase Payments

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern Time.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the J.P. Morgan Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the J.P. Morgan Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the J.P. Morgan Quality Bond Portfolio.

4. INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. If you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. You can obtain copies of the fund prospectuses by calling or writing to us at MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission website at http://www.sec.gov. Appendix B contains a summary of the names of the investment advisers and subadvisers of the investment portfolios and their investment objectives and strategies.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolio. The amount of this compensation is based on a percentage of assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40% of assets.

AIM VARIABLE INSURANCE FUNDS (Series I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the contract:

  AIM V.I. Capital Appreciation Fund
  AIM V.I. International Growth Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class A portfoliois available under the contract:

  AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR
Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:

   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP High Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 1 portfolios are available under the contract:

   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED))

Met Investors Series Trust is managed by Met Investors Advisory, LLC (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A or Class B (as noted) portfolios are available under the contract:

   Janus Aggressive Growth Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Met/Putnam Capital Opportunities Portfolio
   T. Rowe Price Mid-Cap Growth Portfolio (Class B)
   Third Avenue Small Cap Value Portfolio (Class B)

METROPOLITAN SERIES FUND, INC.:

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

   Capital Guardian U.S. Equity Portfolio (Class B)
   Davis Venture Value Portfolio (Class E)
   Franklin Templeton Small Cap Growth Portfolio (Class B)
   Jennison Growth Portfolio (Class B)
   Salomon Brothers Strategic Bond Opportunities Portfolio (Class A) State Street Research Aurora Portfolio (Class B)
   State Street Research Bond Income Portfolio (Class A)
   State Street Research Money Market Portfolio (Class A)
   T. Rowe Price Large Cap Growth Portfolio (Class A)
   T. Rowe Price Small Cap Growth Portfolio (Class A)

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

   MFS(R) High Income Series
   MFS(R) Investors Trust Series
   MFS(R) New Discovery Series

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. PIMCO (formerly Pacific Investment Management Company LLC) is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

   PIMCO VIT High Yield Portfolio
   PIMCO VIT Low Duration Portfolio
   PIMCO VIT StocksPLUS Growth and Income Portfolio
   PIMCO VIT Total Return Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IA portfolios are available under the contract:

   Putnam VT Growth and Income Fund
   Putnam VT International Equity Fund
   Putnam VT Vista Fund

RUSSELL INVESTMENT FUNDS (CLASS A)

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

    Aggressive Equity Fund
    Core Bond Fund
    Multi-Style Equity Fund
    Non-U.S. Fund
    Real Estate Securities Fund

Transfers

You can transfer money among the fixed account and the investment portfolios.

MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable Federal and state laws and regulations. (See "Investment Options - Market Timing.")

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone, Internet or other means acceptable to MetLife Investors. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record all telephone instructions. We will consider telephone and Internet transfer requests received after 4:00 P.M. Eastern Time to be received the following business day.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Market Timing

We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more owners (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular sub-accounts made by owners within given periods of time and/or investigating transfer activity identified by our Annuity Service Center or the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and sub-accounts and may be more restrictive with regard to certain contracts or sub-accounts than others. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners or investment portfolio shareholders. In addition, we cannot guarantee that the investment portfolios will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the investment portfolios.

         Our policies and procedures may result in restrictions being applied to owner(s). These restrictions may include:

         o requiring you to send us by U.S. mail a signed, written request to make transfers;
         o limiting the number of transfers you may make each contract year;
         o limiting the dollar amount that may be transferred at any one time;
         o charging a transfer or collecting an investment portfolio redemption fee;
         o denying a transfer request from an authorized third party acting on behalf of multiple owners; and
         o imposing other limitations and modifications where we determine that exercise of the transfer privilege may create a disadvantage to other owners (including, but not limited to, imposing a minimum time period between each transfer).

If restrictions are imposed on an owner, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the investment portfolio prospectuses for more details.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account (new purchase payments only) to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase. MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you bought the contract.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer contract value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J. P. Morgan Select Equity Portfolio to increase those holdings to 60%.

Approved Asset Allocation Programs

MetLife Investors recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with MetLife Investors' administrative rules regarding such programs.

MetLife Investors has made no independent investigation of these programs. MetLife Investors has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, MetLife Investors does not charge for participating in an approved asset allocation program.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee, excluding limits on market timing. (See "Investment Options - Market Timing.")

Your participation in the Approved Asset Allocation Program is subject to the program's term and conditions, and you may terminate your participation or change strategies at any time upon notice to us. We reserve the right to modify or terminate the program for any reason, including, without limitation, a change in regulatory requirements applicable to such programs.

Voting Rights

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.

Substitution

We may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5. EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1) the mortality and expense risk premium, and

2) the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to 0.15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted.

A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

General

MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.

Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver. This provision is not available in all states.

Premium Taxes and Other Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

6. ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1) by making a withdrawal (either a partial or a complete withdrawal);

(2) by electing to receive annuity payments; or

(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal prior to the close of trading on the New York Stock Exchange (currently, 4:00 P.M. Eastern Time):

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

When you make a withdrawal, the amount of the death benefit may be reduced. (See "Death Benefit.")

There are limits to the amount you can withdraw from qualified plans, including 403(b) plans. For a more complete explanation see "Federal Income Tax Status" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals. See "Federal Income Tax Status."

Suspension of Payments or Transfers

MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o    trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

7. PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustration, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8. DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this available option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status."

Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

Controlled Payout

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          o    made on or after the taxpayer reaches age 59 1/2;

          o    made on or after the death of an owner;

          o    attributable to the taxpayer's becoming disabled;

          o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

          o under certain immediate income annuities providing for substantially equal payments made at least annually

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information and "Federal Income Tax Status" for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2004, $3,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $9,000 for 2004 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SECTION 457(b) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS.

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

MetLife Investors

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. We changed our name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

Distributor

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660 acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. However, no new contracts are currently being offered. We pay compensation to Distributor for added purchase payments to the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios (see "Fee Tables and Examples -- Investment Portfolio Expenses" and the fund prospectuses). These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions and some form of non-cash compensation. A group of selected selling firms receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 5.75% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the contracts). Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of our variable insurance contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor soliciting added purchase payments under the contracts over the sale of other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. A list of selling firms that received additional compensation in 2003 is set forth in the Statement of Additional Information in the "Distribution" section.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment.An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information

     Company
     Experts
     Custodian
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Annuity Provisions
     Tax Status of the Contracts
     Financial Statements

APPENDIX A

Condensed Financial Information
Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                                                                                        Accum
                                                                                             AUV at      AUV at         Units
                                                                                           Beginning      End            End
                                                                                           of Period   of Period      of Period
AIM VI - Capital Appreciation Series I
                                                      1/1/1998 to   12/31/1998                 10.00       11.77          183,488
                                                      1/1/1999 to   12/31/1999                 11.77       16.79          901,235
                                                      1/1/2000 to   12/31/2000                 16.79       14.75        3,126,329
                                                      1/1/2001 to   12/31/2001                 14.75       11.18        3,737,754
                                                      1/1/2002 to   12/31/2002                 11.18        8.34        3,126,907
                                                      1/1/2003 to   12/31/2003                  8.34       10.65        2,649,823
AIM VI - International Growth Series I
                                                      1/1/1998 to   12/31/1998                 10.00       11.39          204,072
                                                      1/1/1999 to   12/31/1999                 11.39       17.42          277,998
                                                      1/1/2000 to   12/31/2000                 17.42       12.64          604,303
                                                      1/1/2001 to   12/31/2001                 12.64        9.55          664,626
                                                      1/1/2002 to   12/31/2002                  9.55        7.94          568,165
                                                      1/1/2003 to   12/31/2003                  7.94       10.11          476,838
AIM VI - Premier Equity Series I
(now MIST Lord Abbett Growth and Income)
                                                      1/1/1998 to   12/31/1998                 10.00       13.06          521,890
                                                      1/1/1999 to   12/31/1999                 13.06       16.73        2,544,761
                                                      1/1/2000 to   12/31/2000                 16.73       14.08        5,573,084
                                                      1/1/2001 to   12/31/2001                 14.08       12.15        6,321,722
                                                      1/1/2002 to   12/31/2002                 12.15        8.36        5,277,324
                                                      1/1/2003 to   12/31/2003                  8.36       10.31        4,466,131
Alliance Bernstein VPS Premier Growth -
Class A (now MIST Janus Aggressive Growth)
                                                      1/1/1998 to   12/31/1998                 10.00       14.60          667,854
                                                      1/1/1999 to   12/31/1999                 14.60       19.04        2,065,459
                                                      1/1/2000 to   12/31/2000                 19.04       15.67        3,937,242
                                                      1/1/2001 to   12/31/2001                 15.67       12.79        4,644,437
                                                      1/1/2002 to   12/31/2002                 12.79        8.75        3,763,649
                                                      1/1/2003 to   12/31/2003                  8.75       10.67        3,417,300
Alliance Bernstein VPS Real Estate Invest- Class A
                                                      1/1/1998 to   12/31/1998                 10.00        7.99          191,411
                                                      1/1/1999 to   12/31/1999                  7.99        7.47          475,475
                                                      1/1/2000 to   12/31/2000                  7.47        9.34          941,017
                                                      1/1/2001 to   12/31/2001                  9.34       10.20        1,096,694
                                                      1/1/2002 to   12/31/2002                 10.20       10.32        1,012,013
                                                      1/1/2003 to   12/31/2003                 10.32       14.18          936,692




Alliance Bernstein Value - Class B
(now MIST Lord Abbett Growth and Income)
                                                      5/1/2001 to   12/31/2001                 10.00        9.98           13,023
                                                      1/1/2002 to   12/31/2002                  9.98        8.56           49,381
                                                      1/1/2003 to   12/31/2003                  8.56       10.85           65,971
Alliance Bernstein Small Cap - Class B
(now MIST Third Avenue Small Cap Value)
                                                      5/1/2001 to   12/31/2001                 10.00       11.10            3,329
                                                      1/1/2002 to   12/31/2002                 11.10       10.24           98,595
                                                      1/1/2003 to   12/31/2003                 10.24       14.23          105,701
American Century - VP Income & Growth - Class I
(now MIST Lord Abbett Growth and Income)
                                                    11/19/1999 to   12/31/1999                 10.00       10.32           27,012
                                                      1/1/2000 to   12/31/2000                 10.32        9.10          900,367
                                                      1/1/2001 to   12/31/2001                  9.10        8.22        2,575,460
                                                      1/1/2002 to   12/31/2002                  8.22        6.54        4,965,327
                                                      1/1/2003 to   12/31/2003                  6.54        8.34        6,117,756
American Century - VP International - Class I
(now MIST MFS Research International)
                                                    11/19/1999 to   12/31/1999                 10.00       12.51              155
                                                      1/1/2000 to   12/31/2000                 12.51       10.27           61,640
                                                      1/1/2001 to   12/31/2001                 10.27        7.19           78,823
                                                      1/1/2002 to   12/31/2002                  7.19        5.64           85,518
                                                      1/1/2003 to   12/31/2003                  5.64        6.93           88,769
American Century - VP Value - Class I
(now MIST Lord Abbett Mid-Cap Value)
                                                    11/19/1999 to   12/31/1999                 10.00        9.58           17,999
                                                      1/1/2000 to   12/31/2000                  9.58       11.16          425,321
                                                      1/1/2001 to   12/31/2001                 11.16       12.43          899,401
                                                      1/1/2002 to   12/31/2002                 12.43       10.71          859,930
                                                      1/1/2003 to   12/31/2003                 10.71       13.62          725,841
Dreyfus VIF - Stock Index Fund  - Initial Shares
                                                    11/19/1999 to   12/31/1999                 10.00       10.32            1,373
                                                      1/1/2000 to   12/31/2000                 10.32        9.23          147,375
                                                      1/1/2001 to   12/31/2001                  9.23        7.99          215,068
                                                      1/1/2002 to   12/31/2002                  7.99        6.12          125,499
                                                      1/1/2003 to   12/31/2003                  6.12        7.75          113,629
Dreyfus VIF - Appreciation Portfolio Class A
(now MIST Oppenheimer Capital Appreciation)
                                                    11/19/1999 to   12/31/1999                 10.00       10.12           22,221
                                                      1/1/2000 to   12/31/2000                 10.12        9.90          485,604
                                                      1/1/2001 to   12/31/2001                  9.90        8.86          826,798
                                                      1/1/2002 to   12/31/2002                  8.86        7.27          682,347
                                                      1/1/2003 to   12/31/2003                  7.27        8.69          576,959
Dreyfus VIF - Disciplined Stock Portfolio Class A
(now MIST Oppenheimer Capital Appreciation)
                                                    11/19/1999 to   12/31/1999                 10.00       10.30              944
                                                      1/1/2000 to   12/31/2000                 10.30        9.22           30,230
                                                      1/1/2001 to   12/31/2001                  9.22        7.88           34,563
                                                      1/1/2002 to   12/31/2002                  7.88        6.01           22,319
                                                      1/1/2003 to   12/31/2003                  6.01        7.33           15,866
Fidelity VIP Equity Income - Service Class 2
                                                     4/26/2001 to   12/31/2001                 11.74       11.16          207,842
                                                      1/1/2002 to   12/31/2002                 11.16        9.10           87,920
                                                      1/1/2003 to   12/31/2003                  9.10       11.67          229,136
Fidelity VIP Growth - Service Class 2
                                                     4/26/2001 to   12/31/2001                 14.01       12.63          295,355
                                                      1/1/2002 to   12/31/2002                 12.63        8.67          122,981
                                                      1/1/2003 to   12/31/2003                  8.67       11.33          690,704




Fidelity VIP High Income  - Service Class 2
                                                     4/26/2001 to   12/31/2001                 10.00        9.03         3,192.83
                                                      1/1/2002 to   12/31/2002                  9.03        9.19           20,905
                                                      1/1/2003 to   12/31/2003                  9.19       11.49           47,749
Franklin Templeton - Small Cap - Class 1
(now Met Series Fund T. Rowe Price Small Cap Growth)
                                                      3/1/1999 to   12/31/1999                 10.00       17.68           55,398
                                                      1/1/2000 to   12/31/2000                 17.68       14.58          338,504
                                                      1/1/2001 to   12/31/2001                 14.58       12.22          405,503
                                                      1/1/2002 to   12/31/2002                 12.22        8.61          426,059
                                                      1/1/2003 to   12/31/2003                  8.61       11.69          420,674
Franklin Templeton - Mutual Shares Sec - Class 1
(now MIST Lord Abbett Growth and Income)
                                                      5/1/1998 to   12/31/1998                 10.00        9.63          106,035
                                                      1/1/1999 to   12/31/1999                  9.63       10.41          247,806
                                                      1/1/2000 to   12/31/2000                 10.41       11.58          709,561
                                                      1/1/2001 to   12/31/2001                 11.58       12.25        1,022,355
                                                      1/1/2002 to   12/31/2002                 12.25       10.69          874,411
                                                      1/1/2003 to   12/31/2003                 10.69       13.22          810,909
Franklin Templeton - Developing Markets - Class 1
                                                      5/1/1998 to   12/31/1998                 10.00        7.55           89,960
                                                      1/1/1999 to   12/31/1999                  7.55       11.46          304,489
                                                      1/1/2000 to   12/31/2000                 11.46        7.71          697,304
                                                      1/1/2001 to   12/31/2001                  7.71        6.99          976,427
                                                      1/1/2002 to   12/31/2002                  6.99        6.89          843,855
                                                      1/1/2003 to   12/31/2003                  6.89       10.45          768,313
Franklin Templeton - Foreign Security - Class 1
                                                      5/1/1998 to   12/31/1998                 10.00        9.14          164,775
                                                      1/1/1999 to   12/31/1999                  9.14       11.15          826,137
                                                      1/1/2000 to   12/31/2000                 11.15       10.75        1,393,831
                                                      1/1/2001 to   12/31/2001                 10.75        8.93        1,553,542
                                                      1/1/2002 to   12/31/2002                  8.93        7.19        1,451,378
                                                      1/1/2003 to   12/31/2003                  7.19        9.39        1,450,366
State Street Research Money Market
                                                      6/3/1996 to   12/31/1996                 10.00       10.23           34,964
                                                      1/1/1997 to   12/31/1997                 10.23       10.67          311,051
                                                      1/1/1998 to   12/31/1998                 10.67       11.11        1,473,737
                                                      1/1/1999 to   12/31/1999                 11.11       11.53        3,709,173
                                                      1/1/2000 to   12/31/2000                 11.53       12.10        2,265,284
                                                      1/1/2001 to   12/31/2001                 12.10       12.41        2,923,506
                                                      1/1/2002 to   12/31/2002                 12.41       12.44        2,887,332
                                                      1/1/2003 to    4/25/2003                 12.44       12.43        2,879,801
Invesco VIF - Dynamics Fund
(now MIST T. Rowe Price Mid-Cap Growth)
                                                    11/19/1999 to   12/31/1999                 10.00       11.14           16,259
                                                      1/1/2000 to   12/31/2000                 11.14       10.60          427,434
                                                      1/1/2001 to   12/31/2001                 10.60        7.20        1,301,752
                                                      1/1/2002 to   12/31/2002                  7.20        4.84        2,583,488
                                                      1/1/2003 to   12/31/2003                  4.84        6.57        3,018,591




Invesco VIF - High Yield Fund
(now MIST Lord Abbett Bond Debenture)
                                                    11/19/1999 to   12/31/1999                 10.00       10.12            5,548
                                                      1/1/2000 to   12/31/2000                 10.12        8.81          209,530
                                                      1/1/2001 to   12/31/2001                  8.81        7.40          468,388
                                                      1/1/2002 to   12/31/2002                  7.40        7.20          323,300
                                                      1/1/2003 to   12/31/2003                  7.20        8.88          276,076
Newport Tiger Fund VS Class A
(now MIST MFS Research International)
                                                      1/1/1998 to   12/31/1998                 10.00        9.23           31,936
                                                      1/1/1999 to   12/31/1999                  9.23       15.29           40,648
                                                      1/1/2000 to   12/31/2000                 15.29       12.72           75,915
                                                      1/1/2001 to   12/31/2001                 12.72       10.30           76,277
                                                      1/1/2002 to   12/31/2002                 10.30        8.43           68,348
                                                      1/1/2003 to   12/31/2003                  8.43       12.04           54,028
MIST - J.P. Morgan International Equity - Class A
                                                     4/30/1996 to   12/31/1996                 10.21       10.97        1,306,892
                                                      1/1/1997 to   12/31/1997                 10.97       11.46        5,440,592
                                                      1/1/1998 to   12/31/1998                 11.46       12.89        7,309,325
                                                      1/1/1999 to   12/31/1999                 12.89       16.33        7,578,951
                                                      1/1/2000 to   12/31/2000                 16.33       13.41        7,802,123
                                                      1/1/2001 to   12/31/2001                 13.41       10.54        6,798,044
                                                      1/1/2002 to   12/31/2002                 10.54        8.69        5,234,918
                                                      1/1/2003 to    4/25/2003                  8.69        8.33        4,859,536
MIST - JPM Quality Bond - Class A
                                                     4/30/1996 to   12/31/1996                  9.90       10.37          508,830
                                                      1/1/1997 to   12/31/1997                 10.37       11.16        1,433,081
                                                      1/1/1998 to   12/31/1998                 11.16       11.91        3,323,343
                                                      1/1/1999 to   12/31/1999                 11.91       11.57        7,608,610
                                                      1/1/2000 to   12/31/2000                 11.57       12.71        6,709,012
                                                      1/1/2001 to   12/31/2001                 12.71       13.41        6,655,731
                                                      1/1/2002 to   12/31/2002                 13.41       14.41        6,096,575
                                                      1/1/2003 to   12/31/2003                 14.41       14.78        5,085,444
MIST - JPM Select Equity - Class A
                                                     4/30/1996 to   12/31/1996                 10.08       10.84        2,044,523
                                                      1/1/1997 to   12/31/1997                 10.84       14.05        6,903,606
                                                      1/1/1998 to   12/31/1998                 14.05       16.99       10,544,818
                                                      1/1/1999 to   12/31/1999                 16.99       18.38       12,271,286
                                                      1/1/2000 to   12/31/2000                 18.38       17.00       12,047,555
                                                      1/1/2001 to   12/31/2001                 17.00       15.75       10,844,584
                                                      1/1/2002 to   12/31/2002                 15.75       11.55        8,484,458
                                                      1/1/2003 to   12/31/2003                 11.55       15.21        7,250,220
MIST - Met/Putnam Capital Opportunities - Class A
                                                     4/30/1996 to   12/31/1996                 10.51       11.31        1,237,405
                                                      1/1/1997 to   12/31/1997                 11.31       13.49        3,940,243
                                                      1/1/1998 to   12/31/1998                 13.49       12.58        5,532,610
                                                      1/1/1999 to   12/31/1999                 12.58       17.93        5,435,852
                                                      1/1/2000 to   12/31/2000                 17.93       15.82        5,473,303
                                                      1/1/2001 to   12/31/2001                 15.82       14.28        4,744,773
                                                      1/1/2002 to   12/31/2002                 14.28       11.12        3,725,339
                                                      1/1/2003 to   12/31/2003                 11.12       14.12        3,095,716




MIST - Lord Abbett Bond Debenture - Class A
                                                     4/30/1996 to   12/31/1996                 10.10       11.29          659,663
                                                      1/1/1997 to   12/31/1997                 11.29       12.88        3,945,097
                                                      1/1/1998 to   12/31/1998                 12.88       13.50        8,184,894
                                                      1/1/1999 to   12/31/1999                 13.50       13.77       11,413,993
                                                      1/1/2000 to   12/31/2000                 13.77       13.68       10,379,151
                                                      1/1/2001 to   12/31/2001                 13.68       14.00        9,987,878
                                                      1/1/2002 to   12/31/2002                 14.00       13.76        9,082,056
                                                      1/1/2003 to   12/31/2003                 13.76       16.21        8,247,095
MIST - Lord Abbett Developing Growth - Class A
                                                     8/19/1997 to   12/31/1997                 10.00       10.53          148,658
                                                      1/1/1998 to   12/31/1998                 10.53       11.07        1,342,201
                                                      1/1/1999 to   12/31/1999                 11.07       14.45        2,153,899
                                                      1/1/2000 to   12/31/2000                 14.45       11.57        3,364,546
                                                      1/1/2001 to   12/31/2001                 11.57       10.63        3,007,893
                                                      1/1/2002 to   12/31/2002                 10.63        7.44        2,431,192
                                                      1/1/2003 to    4/25/2003                  7.44        7.48        2,306,133
MIST - Large Cap Research - Class A
                                                      1/1/1997 to   12/31/1997                 10.00        9.90          124,559
                                                      1/1/1998 to   12/31/1998                  9.90       11.83        1,094,920
                                                      1/1/1999 to   12/31/1999                 11.83       14.64        2,260,424
                                                      1/1/2000 to   12/31/2000                 14.64       16.25        2,796,457
                                                      1/1/2001 to     2/9/2001                 16.25       16.10        2,874,281
MIST - LA Growth & Income - Class A
                                                      1/8/1999 to   12/31/1999                 35.90       39.46       21,128,621
                                                      1/1/2000 to   12/31/2000                 39.46       44.62       19,739,469
                                                      1/1/2001 to   12/31/2001                 44.62       41.48       19,653,991
                                                      1/1/2002 to   12/31/2002                 41.48       33.56        7,487,100
                                                      1/1/2003 to   12/31/2003                 33.56       43.37       18,337,534
MIST - LA Growth Opportunities - Class A
                                                      5/1/2001 to   12/31/2001                  9.64        8.83           85,446
                                                      1/1/2002 to   12/31/2002                  8.83        6.60          254,179
                                                      1/1/2003 to   12/31/2003                  6.60        8.87        2,811,310
MIST - LA Mid Cap Value - Class A
                                                     8/19/1997 to   12/31/1997                 10.00       10.47          194,386
                                                      1/1/1998 to   12/31/1998                 10.47       10.44        1,642,553
                                                      1/1/1999 to   12/31/1999                 10.44       10.88        2,528,900
                                                      1/1/2000 to   12/31/2000                 10.88       16.40        3,377,783
                                                      1/1/2001 to   12/31/2001                 16.40       17.48        3,949,594
                                                      1/1/2002 to   12/31/2002                 17.48       15.63        4,352,632
                                                      1/1/2003 to   12/31/2003                 15.63       19.45        4,295,222
MIST - J.P. Morgan Enhanced Index - Class A
                                                     4/30/1996 to   12/31/1996                 10.00       11.33        1,389,606
                                                      1/1/1997 to   12/31/1997                 11.33       14.89        1,473,929
                                                      1/1/1998 to   12/31/1998                 14.89       19.43        4,178,035
                                                      1/1/1999 to   12/31/1999                 19.43       22.55       10,050,149
                                                      1/1/2000 to   12/31/2000                 22.55       19.66       10,667,988
                                                      1/1/2001 to   12/31/2001                 19.66       17.18        9,604,542
                                                      1/1/2002 to   12/31/2002                 17.18       12.71        7,712,034
                                                      1/1/2003 to    4/25/2003                 12.71       13.03        7,219,008




MIST - MFS Research International - Class A
                                                     4/25/2003 to   12/31/2003                 10.00       13.28        3,703,698
MFS Emerging Growth Series Initial Class
(now Met Series Fund T. Rowe Price Large Cap Growth)
                                                      1/1/1998 to   12/31/1998                 10.00       13.23          539,659
                                                      1/1/1999 to   12/31/1999                 13.23       23.06        1,237,361
                                                      1/1/2000 to   12/31/2000                 23.06       18.28        1,710,417
                                                      1/1/2001 to   12/31/2001                 18.28       11.99        1,651,486
                                                      1/1/2002 to   12/31/2002                 11.99        7.83        1,337,953
                                                      1/1/2003 to   12/31/2003                  7.83       10.06        1,168,700
MFS Strategic Income Series Initial Class
(now Met Series Fund Salomon Brothers Strategic
 Bond Opportunities)
                                                      1/1/1998 to   12/31/1998                 10.00       10.67            2,082
                                                      1/1/1999 to   12/31/1999                 10.67       10.26            7,473
                                                      1/1/2000 to   12/31/2000                 10.26       10.61           14,766
                                                      1/1/2001 to   12/31/2001                 10.61       10.96           20,273
                                                      1/1/2002 to   12/31/2002                 10.96       11.72          141,790
                                                      1/1/2003 to   12/31/2003                 11.72       12.75          136,455
MFS/VIT Investors Trust Series Initial Class
                                                      1/1/1998 to   12/31/1998                 10.00       12.07          581,434
                                                      1/1/1999 to   12/31/1999                 12.07       12.70        1,373,014
                                                      1/1/2000 to   12/31/2000                 12.70       12.50        2,041,279
                                                      1/1/2001 to   12/31/2001                 12.50       10.36        2,514,762
                                                      1/1/2002 to   12/31/2002                 10.36        8.07        2,271,135
                                                      1/1/2003 to   12/31/2003                  8.07        9.73        2,198,563
MFS High Income Series Initial Class
                                                      1/1/1998 to   12/31/1998                 10.00        9.85          219,209
                                                      1/1/1999 to   12/31/1999                  9.85       10.33          437,876
                                                      1/1/2000 to   12/31/2000                 10.33        9.51          546,225
                                                      1/1/2001 to   12/31/2001                  9.51        9.57          780,005
                                                      1/1/2002 to   12/31/2002                  9.57        9.68          853,177
                                                      1/1/2003 to   12/31/2003                  9.68       11.26          863,525
MFS/VIT Research Series Initial Class
(now MIST Oppenheimer Capital Appreciation)
                                                      1/1/1998 to   12/31/1998                 10.00       12.17          464,786
                                                      1/1/1999 to   12/31/1999                 12.17       14.89        1,098,586
                                                      1/1/2000 to   12/31/2000                 14.89       13.97        1,487,387
                                                      1/1/2001 to   12/31/2001                 13.97       10.85        1,538,541
                                                      1/1/2002 to   12/31/2002                 10.85        8.07        1,234,964
                                                      1/1/2003 to   12/31/2003                  8.07        9.93        1,049,818
MFS/VIT New Discovery Series Initial Class
                                                      9/1/2000 to   12/31/2000                 10.00        8.60           16,967
                                                      1/1/2001 to   12/31/2001                  8.60        8.05          832,101
                                                      1/1/2002 to   12/31/2002                  8.05        5.43          914,935
                                                      1/1/2003 to   12/31/2003                  5.43        7.16        1,036,706
MSF - State Street Research Money Market - Class A
                                                     4/25/2003 to   12/31/2003                 10.00        9.96        2,218,170




Oppenheimer Bond Fund/VA (now Met Series Fund State
Street Research Bond Income)
                                                      1/1/1998 to   12/31/1998                 10.00       10.53          401,990
                                                      1/1/1999 to   12/31/1999                 10.53       10.23        1,030,539
                                                      1/1/2000 to   12/31/2000                 10.23       10.70        1,183,359
                                                      1/1/2001 to   12/31/2001                 10.70       11.37        1,161,929
                                                      1/1/2002 to   12/31/2002                 11.37       12.23        1,151,840
                                                      1/1/2003 to   12/31/2003                 12.23       12.88          942,696
Oppenheimer Capital Appreciation Fund/VA
                                                      1/1/1998 to   12/31/1998                 10.00       12.23           97,161
                                                      1/1/1999 to   12/31/1999                 12.23       17.09          436,692
                                                      1/1/2000 to   12/31/2000                 17.09       16.81          721,879
                                                      1/1/2001 to   12/31/2001                 16.81       14.49          772,904
                                                      1/1/2002 to   12/31/2002                 14.49       10.45          643,117
                                                      1/1/2003 to   12/31/2003                 10.45       13.50          685,140
Oppenheimer High Income Fund/VA
(now MIST Lord Abbett Bond Debenture)
                                                      1/1/1998 to   12/31/1998                 10.00        9.89           78,513
                                                      1/1/1999 to   12/31/1999                  9.89       10.17          238,266
                                                      1/1/2000 to   12/31/2000                 10.17        9.66          294,225
                                                      1/1/2001 to   12/31/2001                  9.66        9.71          298,630
                                                      1/1/2002 to   12/31/2002                  9.71        9.35          272,760
                                                      1/1/2003 to   12/31/2003                  9.35       11.42          275,782
Oppenheimer Main Street Growth and Income Fund/VA
(now MIST Lord Abbett Growth and Income)
                                                      1/1/1998 to   12/31/1998                 10.00       10.33          284,830
                                                      1/1/1999 to   12/31/1999                 10.33       12.39          618,771
                                                      1/1/2000 to   12/31/2000                 12.39       11.15        1,218,285
                                                      1/1/2001 to   12/31/2001                 11.15        9.88        1,357,695
                                                      1/1/2002 to   12/31/2002                  9.88        7.91        1,030,883
                                                      1/1/2003 to   12/31/2003                  7.91        9.88          955,112
Oppenheimer Strategic Bond Fund
(now MIST PIMCO Total Return)
                                                      1/1/1998 to   12/31/1998                 10.00       10.15          107,869
                                                      1/1/1999 to   12/31/1999                 10.15       10.29          306,527
                                                      1/1/2000 to   12/31/2000                 10.29       10.42          364,302
                                                      1/1/2001 to   12/31/2001                 10.42       10.77          338,891
                                                      1/1/2002 to   12/31/2002                 10.77       11.41          299,605
                                                      1/1/2003 to   12/31/2003                 11.41       13.29          260,052
PIMCO PVIT High Yield Portfolio Admin
                                                    11/19/1999 to   12/31/1999                 10.00       10.08               10
                                                      1/1/2000 to   12/31/2000                 10.08        9.85            6,254
                                                      1/1/2001 to   12/31/2001                  9.85        9.95           23,685
                                                      1/1/2002 to   12/31/2002                  9.95        9.70           78,750
                                                      1/1/2003 to   12/31/2003                  9.70       11.76          290,447
PIMCO PVIT Low Duration Portfolio Admin
                                                    11/19/1999 to   12/31/1999                 10.00        9.97               10
                                                      1/1/2000 to   12/31/2000                  9.97       10.62            7,992
                                                      1/1/2001 to   12/31/2001                 10.62       11.35          114,543
                                                      1/1/2002 to   12/31/2002                 11.35       11.98          614,958
                                                      1/1/2003 to   12/31/2003                 11.98       12.09          774,343




PIMCO PVIT StockPLUS Growth & Income Port Admin
                                                    11/19/1999 to   12/31/1999                 10.00       10.31              887
                                                      1/1/2000 to   12/31/2000                 10.31        9.20           36,238
                                                      1/1/2001 to   12/31/2001                  9.20        8.11           51,653
                                                      1/1/2002 to   12/31/2002                  8.11        6.38           72,979
                                                      1/1/2003 to   12/31/2003                  6.38        8.20           97,925
PIMCO PVIT Total Return Portfolio Admin
                                                    11/19/1999 to   12/31/1999                 10.00        9.88            7,170
                                                      1/1/2000 to   12/31/2000                  9.88       10.74          406,563
                                                      1/1/2001 to   12/31/2001                 10.74       11.49        1,361,827
                                                      1/1/2002 to   12/31/2002                 11.49       12.36        1,996,232
                                                      1/1/2003 to   12/31/2003                 12.36       12.81        1,894,106
Putnam VT Growth & Income Class IA
                                                      1/1/1998 to   12/31/1998                 10.00       11.38        1,115,668
                                                      1/1/1999 to   12/31/1999                 11.38       11.40        2,304,013
                                                      1/1/2000 to   12/31/2000                 11.40       12.16        2,756,294
                                                      1/1/2001 to   12/31/2001                 12.16       11.25        2,743,292
                                                      1/1/2002 to   12/31/2002                 11.25        9.01        2,382,533
                                                      1/1/2003 to   12/31/2003                  9.01       11.34        1,966,880
Putnam VT International Equity Class IA
                                                      1/1/1998 to   12/31/1998                 10.00       11.71          530,055
                                                      1/1/1999 to   12/31/1999                 11.71       18.49        1,092,379
                                                      1/1/2000 to   12/31/2000                 18.49       16.51        1,605,448
                                                      1/1/2001 to   12/31/2001                 16.51       12.96        1,987,640
                                                      1/1/2002 to   12/31/2002                 12.96       10.54        1,833,349
                                                      1/1/2003 to   12/31/2003                 10.54       13.39        1,670,509
Putnam VT International New Opportunities Class IA
(now MIST MFS Research International)
                                                      1/1/1998 to   12/31/1998                 10.00       11.40           52,809
                                                      1/1/1999 to   12/31/1999                 11.40       22.82          110,085
                                                      1/1/2000 to   12/31/2000                 22.82       13.83          294,255
                                                      1/1/2001 to   12/31/2001                 13.83        9.75          294,160
                                                      1/1/2002 to   12/31/2002                  9.75        8.32          235,113
                                                      1/1/2003 to   12/31/2003                  8.32       10.96          189,171
Putnam VT New Value Class IA
(now MIST Lord Abbett Growth and Income)
                                                      1/1/1998 to   12/31/1998                 10.00       10.48           42,091
                                                      1/1/1999 to   12/31/1999                 10.48       10.37           66,900
                                                      1/1/2000 to   12/31/2000                 10.37       12.52          122,202
                                                      1/1/2001 to   12/31/2001                 12.52       12.79          161,764
                                                      1/1/2002 to   12/31/2002                 12.79       10.67          159,118
                                                      1/1/2003 to   12/31/2003                 10.67       13.98          122,841
Putnam VT Vista Class IA
                                                      1/1/1998 to   12/31/1998                 10.00       11.79          151,405
                                                      1/1/1999 to   12/31/1999                 11.79       17.77          385,345
                                                      1/1/2000 to   12/31/2000                 17.77       16.83          818,622
                                                      1/1/2001 to   12/31/2001                 16.83       11.05          866,638
                                                      1/1/2002 to   12/31/2002                 11.05        7.59          691,393
                                                      1/1/2003 to   12/31/2003                  7.59        9.98          577,447
Russell Aggressive Equity Fund
                                                      1/1/1998 to   12/31/1998                 10.00        9.96          536,278
                                                      1/1/1999 to   12/31/1999                  9.96       10.42          907,258
                                                      1/1/2000 to   12/31/2000                 10.42       10.21        1,066,818
                                                      1/1/2001 to   12/31/2001                 10.21        9.83        1,080,187
                                                      1/1/2002 to   12/31/2002                  9.83        7.84          967,436
                                                      1/1/2003 to   12/31/2003                  7.84       11.26          855,054




Russell Core Bond Fund
                                                      1/1/1998 to   12/31/1998                 10.00       10.59        1,609,851
                                                      1/1/1999 to   12/31/1999                 10.59       10.38        2,654,149
                                                      1/1/2000 to   12/31/2000                 10.38       11.26        2,979,535
                                                      1/1/2001 to   12/31/2001                 11.26       11.92        2,937,219
                                                      1/1/2002 to   12/31/2002                 11.92       12.80        2,634,664
                                                      1/1/2003 to   12/31/2003                 12.80       13.40        2,133,352
Russell Multi-Style Equity Fund
                                                      1/1/1998 to   12/31/1998                 10.00       12.69        2,328,430
                                                      1/1/1999 to   12/31/1999                 12.69       14.67        3,839,689
                                                      1/1/2000 to   12/31/2000                 14.67       12.69        4,567,652
                                                      1/1/2001 to   12/31/2001                 12.69       10.74        4,918,552
                                                      1/1/2002 to   12/31/2002                 10.74        8.13        4,580,708
                                                      1/1/2003 to   12/31/2003                  8.13       10.33        4,207,248
Russell  Non US Fund
                                                      1/1/1998 to   12/31/1998                 10.00       11.14          925,792
                                                      1/1/1999 to   12/31/1999                 11.14       14.65        1,566,787
                                                      1/1/2000 to   12/31/2000                 14.65       12.36        1,864,835
                                                      1/1/2001 to   12/31/2001                 12.36        9.50        1,989,503
                                                      1/1/2002 to   12/31/2002                  9.50        7.95        1,815,500
                                                      1/1/2003 to   12/31/2003                  7.95       10.88        1,617,799
Russell Real Estate Fund
                                                      7/1/1999 to   12/31/1999                 10.00        9.39           67,264
                                                      1/1/2000 to   12/31/2000                  9.39       11.78          171,854
                                                      1/1/2001 to   12/31/2001                 11.78       12.52          216,588
                                                      1/1/2002 to   12/31/2002                 12.52       12.82          204,395
                                                      1/1/2003 to   12/31/2003                 12.82       17.34          197,639
Scudder SVS I International Class A
(now MIST MFS Research International)
                                                    11/19/1999 to   12/31/1999                 10.00       11.63           14,499
                                                      1/1/2000 to   12/31/2000                 11.63        8.98          303,945
                                                      1/1/2001 to   12/31/2001                  8.98        6.12          522,292
                                                      1/1/2002 to   12/31/2002                  6.12        4.93          457,388
                                                      1/1/2003 to   12/31/2003                  4.93        6.21          394,176
Scudder SVS II Government Securities Class A
                                                      1/1/1998 to   12/31/1998                 10.00       10.56           59,712
                                                      1/1/1999 to   12/31/1999                 10.56       10.48          218,804
                                                      1/1/2000 to   12/31/2000                 10.48       11.47          201,531
                                                      1/1/2001 to   12/31/2001                 11.47       12.24          227,714
                                                      1/1/2002 to   12/31/2002                 12.24       13.04          260,901
                                                      1/1/2003 to   12/31/2003                 13.04       13.15          190,394
Scudder SVS II Small Cap Growth Class A
                                                      1/1/1998 to   12/31/1998                 10.00       11.68           76,492
                                                      1/1/1999 to   12/31/1999                 11.68       15.49          113,560
                                                      1/1/2000 to   12/31/2000                 15.49       13.64          249,067
                                                      1/1/2001 to   12/31/2001                 13.64        9.58          262,419
                                                      1/1/2002 to   12/31/2002                  9.58        6.29          236,462
                                                      1/1/2003 to   12/31/2003                  6.29        8.24          245,672




Scudder SVS II Dreman Small Cap Value Class A
                                                      1/1/1998 to   12/31/1998                 10.00        8.75          245,092
                                                      1/1/1999 to   12/31/1999                  8.75        8.87          496,083
                                                      1/1/2000 to   12/31/2000                  8.87        9.10          518,884
                                                      1/1/2001 to   12/31/2001                  9.10       10.58          524,101
                                                      1/1/2002 to   12/31/2002                 10.58        9.25          495,020
                                                      1/1/2003 to   12/31/2003                  9.25       12.95          407,422

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed effective April 25, 2002, and subsequently substituted); (b) Scudder Variable Series II: Scudder Government Securities Portfolio, Scudder Small Cap Growth Portfolio, and Scudder Dreman Small Cap Value Portfolio (closed effective May 1, 2002); (c) Dreyfus Stock Index Fund (Initial Shares)(closed effective May 1, 2003); (d) Met Investors Series Trust: for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class B); and for contracts issued prior to May 1, 2003, T. Rowe Price Mid Cap Growth Portfolio (Class
A)(closed effective May 1, 2004).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; (b) AllFianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of Met Investors Series Trust; Alliance Bernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of Met Investors Series Trust; and AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio

(Class A) of Met Investors Series Trust; and American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Initial Shares): Dreyfus VIF Disciplined Stock Portfolio (closed effective May 1, 2003) and Dreyfus VIF Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; and GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of Met Investors Series Trust; and INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class
A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Initial Class):
MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class A) of Metropolitan Series Fund, Inc.; (j) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class
A) of Met Investors Series Trust; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.; (k) Putnam Variable Trust (Class IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of Met Investors Series Trust; (l) Scudder Variable Series I: the Scudder International Portfolio (Class A)(closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of Met Investors Series Trust.

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1.  INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (SERIES I):

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the contract:

AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.

AIM V.I. International Growth Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A):

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management, L.P. is the investment adviser to each portfolio. The following Class A portfolio is available under the contract:

AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:

VIP Equity-Income Portfolio

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.

VIP Growth Portfolio

Investment Objective: The Growth Portfolio seeks to achieve capital appreciation.

VIP High Income Portfolio

Investment Objective: The High Income Portfolio seeks a high level of current income while also considering growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:

Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

Templeton Foreign Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED)):

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Advisory, LLC has engaged subadvisers to provide investment advice for the individual portfolios. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class A or Class B (as noted) portfolios are available under the contract:

Janus Aggressive Growth Portfolio

Subadviser: Janus Capital Management LLC

Investment Objective: Seeks long-term growth of capital.

J.P. Morgan Quality Bond Portfolio

Subadviser: J.P. Morgan Investment Management, Inc.

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Subadviser: J.P. Morgan Investment Management Inc.

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

Lord Abbett Bond Debenture Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett Growth Opportunities Portfolio

Subadviser: Lord, Abbett & Co. LLC
Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

Lord Abbett Mid-Cap Value Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) Research International Portfolio

Subadviser: MFS(R) Investment Management

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

Oppenheimer Capital Appreciation Portfolio

Subadviser: OppenheimerFunds, Inc.

Investment Objective: Seeks capital appreciation.

PIMCO Total Return Portfolio

Subadviser: PIMCO

Investment Objective: The portfolio seeks maximum total return consistent with the preservation of capital and prudent investment management.

Met/Putnam Capital Opportunities Portfolio

Subadviser: Putnam Investment Management, LLC

Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

T. Rowe Price Mid-Cap Growth Portfolio (Class B)

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

Third Avenue Small Cap Value Portfolio (Class B)

Subadviser: Third Avenue Management LLC

Investment Objective: The portfolio seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC.:

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Adviser, LLC has engaged subadvisers to provide investment advice for the individual portfolios. . The following portfolios are available under the contract:

Capital Guardian U.S. Equity Portfolio (Class B)

Subadviser: Capital Guardian

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Portfolio is long-term growth of capital. Under normal circumstances, the Series invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase.

Davis Venture Value Portfolio (Class E)

Subadviser: Davis Advisors

Investment Objective: The investment objective of the Davis Venture Value Portfolio is growth of capital.

Franklin Templeton Small Cap Growth Portfolio (Class B)

Subadviser: Franklin Advisers, Inc.

Investment Objective: Seeks long-term capital growth.

Jennison Growth Portfolio (Class B)

Subadviser: Jennison Associates LLC

Investment Objective: Seeks long term growth of capital.

Salomon Brothers Strategic Bond Opportunities Portfolio (Class A)

Subadviser: Salomon Brothers Asset Management Inc.

Investment Objective: Seeks a high level of total return consistent with preservation of capital.

State Street Research Aurora Portfolio (Class B)

Subadviser: State Street Research & Management Company

Investment Objective: Seeks high total return, consisting principally of capital appreciation.

State Street Research Bond Income Portfolio (Class A)

Subadviser: State Street Research & Management Company

Investment Objective: Seeks competitive total return primarily from investing in fixed-income securities.

State Street Research Money Market Portfolio (Class A)

Subadviser: State Street Research & Management Company

Investment Objective: Seeks a high level of current income consistent with preservation of capital.

T. Rowe Price Large Cap Growth Portfolio (Class A)

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: Seeks long term growth of capital and, secondarily, dividend income.

T. Rowe Price Small Cap Growth Portfolio (Class A)

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: Seeks long-term capital growth.

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS):

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

MFS(R) High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS(R) Investors Trust Series

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income. The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

MFS(R) New Discovery Series

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios are available under the contract:

PIMCO VIT High Yield Portfolio

Investment Objective: Seeks maximum total return, consistent with preservation of capital and prudent investment management. Invests at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade, but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. Effective June 1, 2004, the High Yield Portfolio's quality guideline will change, permitting the portfolio to invest in securities with lower-quality credit ratings. Under the new guidelines, the Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade, but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Low Duration Portfolio

Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.

PIMCO VIT StocksPLUS Growth and Income Portfolio

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

PIMCO VIT Total Return Portfolio

Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.

PUTNAM VARIABLE TRUST (CLASS IA):

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

Putnam VT Growth and Income Fund

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

Putnam VT International Equity Fund

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States.

Putnam VT Vista Fund

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

RUSSELL INVESTMENT FUNDS (CLASS A):

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

Aggressive Equity Fund

Investment Objective: The Aggressive Equity Fund seeks to provide long term capital growth.

Core Bond Fund

Investment Objective: The Core Bond Fund seeks to provide current income and the preservation of capital.

Multi-Style Equity Fund

Investment Objective: The Multi-Style Equity Fund seeks to provide long term capital growth.

Non-U.S. Fund

Investment Objective: The Non-U.S. Fund seeks to provide long term capital growth.

Real Estate Securities Fund

Investment Objective: The Real Estate Securities Fund seeks to provide current income and long term capital growth.

Part 2.  PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

Metropolitan Series Fund, Inc.
     State Street Research Money Market Portfolio (Class A)

Russell Investment Funds
     Aggressive Equity Fund
     Core Bond Fund
     Multi-Style Equity Fund
     Non-U.S.Fund
     Real Estate Securities Fund

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds (Series I)
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund

AllianceBernstein Variable Products Series Fund, Inc. (Class A)
     AllianceBernstein Real Estate Investment Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 1)
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund

Met Investors Series Trust (Class A)
     Janus Aggressive Growth Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     MFS(R) Research International Portfolio
     Oppenheimer Capital Appreciation Portfolio
     PIMCO Total Return Portfolio
     Met/Putnam Capital Opportunities Portfolio

Metropolitan Series Fund, Inc. (Class A or Class B (as noted))
     Capital Guardian U.S. Equity Portfolio (Class B)
     Salomon Brothers Strategic Bond Opportunities Portfolio
     State Street Research Bond Income Portfolio
     State Street Research Money Market Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio

MFS(R) Variable Insurance Trust (Initial Class)
     MFS(R) High Income Series
     MFS(R) Investors Trust Series
     MFS(R) New Discovery Series

Putnam Variable Trust (Class IA)
     Putnam VT Growth and Income Fund
     Putnam VT International Equity Fund
     Putnam VT Vista Fund

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds (Series I)
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund

AllianceBernstein Variable Products Series Fund, Inc. (Class A)
     AllianceBernstein Real Estate Investment Portfolio

Fidelity Variable Insurance Products (Service Class 2)
     VIP Equity-Income Portfolio
     VIP Growth Portfolio
     VIP High Income Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 1)
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund

Met Investors Series Trust (Class A or Class B (as noted))
     Janus Aggressive Growth Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     MFS(R) Research International Portfolio
     Oppenheimer Capital Appreciation Portfolio
     Met/Putnam Capital Opportunities Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio (Class B)
     Third Avenue Small Cap Value Portfolio (Class B)

Metropolitan Series Fund, Inc.
     Capital Guardian U.S. Equity Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)
     Franklin Templeton Small Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Salomon Brothers Strategic Bond Opportunities Portfolio (Class A) State Street Research Aurora Portfolio (Class B)
     State Street Research Money Market Portfolio (Class A)
     T. Rowe Price Large Cap Growth Portfolio (Class A)
     T. Rowe Price Small Cap Growth Portfolio (Class A)

MFS(R) Variable Insurance Trust (Initial Class)
     MFS(R) High Income Series
     MFS(R) Investors Trust Series
     MFS(R) New Discovery Series

PIMCO Variable Insurance Trust (Administrative Class)
     PIMCO VIT High Yield Portfolio
     PIMCO VIT Low Duration Portfolio
     PIMCO VIT StocksPLUS Growth and Income Portfolio
     PIMCO VIT Total Return Portfolio

Putnam Variable Trust (Class IA)
     Putnam VT Growth and Income Fund
     Putnam VT International Equity Fund
     Putnam VT Vista Fund

Please send me, at no charge, the Statement of Additional Information dated May 1, 2004, for the annuity contract issued by MetLife Investors.

(Please print or type and fill in all information)

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Name

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Address

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City                         State             Zip Code

CL-4279 (5/02)                                                    NAVI-MO

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                       MetLife Investors Insurance Company
                             Attn: Variable Products
                                 P.O. Box 10366
                            Des Moines, IA 50306-0366